Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,100,000,000	2,100,000,000
Common stock, shares issued	172,993,479	184,813,974
Class A
Common stock, shares issued	92,576,749	103,947,244
Common stock, shares outstanding	92,576,749	103,874,660
Class B
Common stock, shares issued	80,416,730	80,866,730
Common stock, shares outstanding	80,416,730	80,866,730